DISAGGREGATION OF REVENUE: (Tables)	6 Months Ended
Jun. 30, 2022
DISAGGREGATION OF REVENUE:
Summary of revenue disaggregated by source and geography

The following table presents our revenue disaggregated by source (U.S. dollars in thousands):

	Six Months Ended June 30,
	2022	2021
Sonic	$335,576	$222,519
Aura	36,874	32,230
Total revenue	$372,450	$254,749

The following table presents our revenue disaggregated by geography, based on the invoice address of the customers (U.S. dollars in thousands):

	Six Months Ended June 30,
	2022	2021
United States	$129,812	$91,778
EMEA	101,952	56,642
APAC	81,732	41,612
Ireland	37,532	49,969
Israel	9,682	8,281
Other	11,740	6,467
Total revenue	$372,450	$254,749